Segment Reporting - Additional Information (Detail) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015 Location	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) Location	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | Location										5
Revenues		$ 417.8	$ 278.9	$ 261.2	$ 240.9	$ 265.2	$ 275.1	$ 278.3	$ 327.7	$ 1,198.8	$ 1,146.3	$ 1,970.9
Long-Lived Assets		2,577.6				964.6				2,577.6	964.6
Subsequent Event [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | Location	2
Number of reportable segments | Location	2
Canada [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues										152.0	60.9	148.2
Long-Lived Assets		1,288.8				46.1				$ 1,288.8	46.1
Percentage of long lived assets by segment										10.00%
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues										$ 630.9	604.4	$ 1,112.9
Long-Lived Assets		$ 1,261.3				$ 885.4				$ 1,261.3	$ 885.4
Percentage of long lived assets by segment										10.00%	10.00%
United States [Member] | Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues percentage										10.00%	10.00%	10.00%
Germany [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues												$ 219.2
Germany [Member] | Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues percentage												10.00%